Net income per share - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Earnings Per Share [Abstract]
Dilutive securities	$ 0	$ 0	$ 0	$ 0